Partners’ Capital - Partnership units (Table) (Details) - shares	Dec. 31, 2023	Dec. 31, 2022
Equity [Abstract]
Common units	55,039,143	20,255,707
General partner units	348,570	348,570
Treasury Units	870,522	566,239
Total partnership units	56,258,235	21,170,516